Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 1,395	$ 151	$ 1,513
Accounts Receivable	21	17
TOTAL CURRENT ASSETS	1,416	168
TOTAL ASSETS	1,416	168
CURRENT LIABILITIES
Accounts payable and accrued liabilities	394,119	344,605
Accrued Salaries - Related Parties	307,915	273,667
Deferred revenue	75	113
Current portion of long-term debt, including accrued interest	1,027	1,027
Lines of credit	90,569	90,160
TOTAL CURRENT LIABILITIES	793,705	709,572
LONG-TERM LIABILITIES
Notes payable - related-party	56,730	47,331
Notes payable - long-term	5,024	5,264
TOTAL LIABILITIES	855,459	762,167
STOCKHOLDERS EQUITY (DEFICIT) MEMBERS (DEFICIT)
Common units no par value 1,675,000,000 and 0 authorized and 1,675,000,000 and 0 issued outstanding as of December 31, 2014 and 2013, respectively
Common stock $.01 par value 2,500,000,000 authorized, 388,475,000 and 388,475,000 issued, and outstanding as of December 31, 2014 and 2013, respectively	3,884,750	3,884,750
Discount on common stock	(3,670,850)	(3,670,850)
Additional Paid in Capital
STOCKHOLDERS EQUITY (DEFICIT)	(1,067,943)	(975,899)
TOTAL STOCKHOLDERS EQUITY(DEFICIT) MEMBERS (DEFICIT)	(854,043)	(761,999)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	1,416	168
Restatement Adjustment [Member]
Current Assets
Cash			1,513
Accounts Receivable			10
TOTAL CURRENT ASSETS			1,523
TOTAL ASSETS			1,523
CURRENT LIABILITIES
Accounts payable and accrued liabilities			171,016
Accrued Salaries - Related Parties			152,000
Deferred revenue
Current portion of long-term debt, including accrued interest			878
Lines of credit			87,129
TOTAL CURRENT LIABILITIES			411,023
LONG-TERM LIABILITIES
Notes payable - related-party			23,541
Notes payable - long-term			6,410
TOTAL LIABILITIES			440,974
STOCKHOLDERS EQUITY (DEFICIT) MEMBERS (DEFICIT)
Common units no par value 1,675,000,000 and 0 authorized and 1,675,000,000 and 0 issued outstanding as of December 31, 2014 and 2013, respectively
Common stock $.01 par value 2,500,000,000 authorized, 388,475,000 and 388,475,000 issued, and outstanding as of December 31, 2014 and 2013, respectively			3,884,750
Discount on common stock			(3,670,850)
Additional Paid in Capital
STOCKHOLDERS EQUITY (DEFICIT)			(653,351)
TOTAL STOCKHOLDERS EQUITY(DEFICIT) MEMBERS (DEFICIT)			(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)			$ 1,523